Income Tax Expenses - Summary Of Major Components Of Income Tax Expense (Detail)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 MYR (RM)	Dec. 31, 2020 MYR (RM)
Major components of tax expense (income) [abstract]
Current income tax expense	$ 208,353	RM 917,273	RM 7,460,130	RM 872,882
Deferred tax	0	0	(339,650)	0
Overprovision in prior year	(1,705,453)	(7,508,254)	0	0
Income tax expenses	$ (1,497,100)	RM (6,590,981)	RM 7,120,480	RM 872,882